Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000820892
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2012
Prospectus Date	rr_ProspectusDate	Oct. 31, 2011
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

On May 15, 2012, the following changes will take place.

1.	Nuveen Core Bond Fund’s name will change from “Nuveen Core Bond Fund” to “Nuveen Core Plus Bond Fund.”

2.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I

Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[3]	0.78%	1.53%	1.53%	1.03%	0.53%

1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

3.	The table entitled “Example” in the section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$501	$656	$156	$105	$54	$501	$156	$156	$105	$54
3 Years	$664	$783	$483	$328	$170	$664	$483	$483	$328	$170
5 Years	$840	$934	$834	$569	$296	$840	$834	$834	$569	$296
10 Years	$1,350	$1,621	$1,824	$1,259	$665	$1,350	$1,621	$1,824	$1,259	$665

Supplement One [Text Block]	nifi_SupplementOneTextBlock
4.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen High Income Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	1.01%	1.76%	1.76%	1.26%	0.76%
1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

5.	The table entitled “Example” in the section “Fund Summaries—Nuveen High Income Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$573	$679	$179	$128	$78	$573	$179	$179	$128	$78
3 Years	$781	$854	$554	$400	$243	$781	$554	$554	$400	$243
5 Years	$1,006	$1,054	$954	$692	$422	$1,006	$954	$954	$692	$422
10 Years	$1,653	$1,875	$2,073	$1,523	$942	$1,653	$1,875	$2,073	$1,523	$942

Supplement Two [Text Block]	nifi_SupplementTwoTextBlock
6.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Inflation Protected Securities Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class I
Management Fees	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.88%	1.63%	1.13%	0.63%
Fee Waivers and/or Expense Reimbursements	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.86%	1.61%	1.11%	0.61%
1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	The fund’s investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through October 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R3, and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

7.	The table entitled “Example” in the section “Fund Summaries—Nuveen Inflation Protected Securities Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$509	$164	$113	$62	$509	$164	$113	$62
3 Years	$691	$511	$356	$199	$691	$511	$356	$199
5 Years	$889	$884	$620	$348	$889	$884	$620	$348
10 Years	$1,461	$1,930	$1,372	$784	$1,461	$1,930	$1,372	$784

Supplement Three [Text Block]	nifi_SupplementThreeTextBlock

8.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Intermediate Government Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I

Management Fees	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.17%	0.17%	0.17%	0.17%

Total Annual Fund Operating Expenses[3]	0.89%	1.64%	1.14%	0.64%
Fee Waivers and/or Expense Reimbursements	(0.04)%	(0.04)%	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.85%	1.60%	1.10%	0.60%

1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Expenses have been restated to reflect current contractual fees and estimated other expenses.
4	The fund’s investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through October 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R3, and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

9.	The table entitled “Example” in the section “Fund Summaries—Nuveen Intermediate Government Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$384	$163	$112	$61	$384	$163	$112	$61
3 Years	$570	$512	$357	$199	$570	$512	$357	$199
5 Years	$773	$886	$622	$351	$773	$886	$622	$351
10 Years	$1,358	$1,939	$1,381	$793	$1,358	$1,939	$1,381	$793

Supplement Four [Text Block]	nifi_SupplementFourTextBlock
10.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Intermediate Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses[3]	0.78%	1.53%	0.53%

1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Expenses have been restated to reflect current contractual fees and estimated other expenses.
11.	The table entitled “Example” in the section “Fund Summaries—Nuveen Intermediate Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:
Example
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$377	$156	$54	$377	$156	$54
3 Years	$542	$483	$170	$542	$483	$170
5 Years	$720	$834	$296	$720	$834	$296
10 Years	$1,237	$1,824	$665	$1,237	$1,824	$665
12.	Currently, Nuveen Intermediate Term Bond Fund uses the Barclays Capital Intermediate Gov’t/Credit Bond Index as a benchmark. Starting on May 15, 2012, the fund’s performance will be compared to the Barclays Capital U.S. Aggregate Bond Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Performance” will be deleted in its entirety and replaced with the following table:

		Average Annual Total Returns
		for the Periods Ended
		December 31, 2010[1]
	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	1/9/95	3.25%	4.78%	4.72%
Class I (return before taxes)	1/5/93	6.61%	5.58%	5.21%
Class I (return after taxes on distributions)		5.29%	3.94%	3.53%
Class I (return after taxes on distributions and sale of fund shares)		4.28%	3.79%	3.46%
Barclays Capital Intermediate Gov’t/Credit Bond Index
(reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%
Lipper Short-Intermediate Investment Grade Debt Classification Average
(reflects no deduction for taxes or certain expenses)		5.49%	4.55%	4.45%

1	Performance presented prior to 9/24/01 represents that of the Firstar Intermediate Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

Supplement Five [Text Block]	nifi_SupplementFiveTextBlock
15.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Short Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3[4]	Class I
Management Fees	0.39%	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.73%	1.48%	0.98%	0.48%
1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	Class R3 shares were established July 12, 2011. Accordingly, expenses are based upon the actual expenses incurred by the other classes.

16.	The table entitled “Example” in the section “Fund Summaries—Nuveen Short Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$298	$151	$100	$49	$298	$151	$100	$49
3 Years	$453	$468	$312	$154	$453	$468	$312	$154
5 Years	$622	$808	$542	$269	$622	$808	$542	$269
10 Years	$1,111	$1,768	$1,201	$604	$1,111	$1,768	$1,201	$604

Supplement Six [Text Block]	nifi_SupplementSixTextBlock
17.	Nuveen Total Return Bond Fund’s name will change from “Nuveen Total Return Bond Fund” to “Nuveen Strategic Income Fund.”

18.	The two sentences in the section “Fund Summaries—Nuveen Total Return Bond Fund—Investment Objective” will be deleted in their entirety and replaced with the following sentence:

The investment objective of the fund is to provide investors with total return.

19.	The table entitled “Example” in the section “Fund Summaries—Nuveen Total Return Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$509	$664	$164	$113	$62	$509	$164	$164	$113	$62
3 Years	$693	$813	$513	$358	$201	$693	$513	$513	$358	$201
5 Years	$893	$988	$888	$623	$353	$893	$888	$888	$623	$353
10 Years	$1,471	$1,740	$1,940	$1,382	$794	$1,471	$1,740	$1,940	$1,382	$794

20.	The language before the bullet points in the first sentence of the first paragraph of the section “Fund Summaries—Nuveen Total Return Bond Fund—Principal Investment Strategies” will be deleted in its entirety and replaced with the following language:

Under normal market conditions, the fund invests at least 80% of its net assets in debt securities, including:

21.	The second paragraph of the section “Fund Summaries—Nuveen Total Return Bond Fund—Principal Investment Strategies” will be deleted in its entirety and replaced with the following two paragraphs:

The fund may invest up to 30% of its total assets in non-dollar denominated debt obligations of foreign corporations and governments, including debt obligations issued by governmental and corporate issuers that are located in emerging market countries. (The fund may invest without limitation in U.S. dollar denominated securities of foreign issuers.)

The fund may invest up to 50% of its total assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s sub-adviser (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the fund’s total assets.

22.	The fourth paragraph of the section “Fund Summaries—Nuveen Total Return Bond Fund—Principal Investment Strategies” will be deleted in its entirety.

Nuveen Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

On May 15, 2012, the following changes will take place.

1.	Nuveen Core Bond Fund’s name will change from “Nuveen Core Bond Fund” to “Nuveen Core Plus Bond Fund.”

2.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I

Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[3]	0.78%	1.53%	1.53%	1.03%	0.53%

1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

3.	The table entitled “Example” in the section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$501	$656	$156	$105	$54	$501	$156	$156	$105	$54
3 Years	$664	$783	$483	$328	$170	$664	$483	$483	$328	$170
5 Years	$840	$934	$834	$569	$296	$840	$834	$834	$569	$296
10 Years	$1,350	$1,621	$1,824	$1,259	$665	$1,350	$1,621	$1,824	$1,259	$665

Nuveen High Income Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

4.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen High Income Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	1.01%	1.76%	1.76%	1.26%	0.76%
1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

5.	The table entitled “Example” in the section “Fund Summaries—Nuveen High Income Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$573	$679	$179	$128	$78	$573	$179	$179	$128	$78
3 Years	$781	$854	$554	$400	$243	$781	$554	$554	$400	$243
5 Years	$1,006	$1,054	$954	$692	$422	$1,006	$954	$954	$692	$422
10 Years	$1,653	$1,875	$2,073	$1,523	$942	$1,653	$1,875	$2,073	$1,523	$942

Nuveen Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

6.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Inflation Protected Securities Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class I
Management Fees	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.88%	1.63%	1.13%	0.63%
Fee Waivers and/or Expense Reimbursements	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.86%	1.61%	1.11%	0.61%
1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	The fund’s investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through October 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R3, and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

7.	The table entitled “Example” in the section “Fund Summaries—Nuveen Inflation Protected Securities Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$509	$164	$113	$62	$509	$164	$113	$62
3 Years	$691	$511	$356	$199	$691	$511	$356	$199
5 Years	$889	$884	$620	$348	$889	$884	$620	$348
10 Years	$1,461	$1,930	$1,372	$784	$1,461	$1,930	$1,372	$784

Nuveen Intermediate Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

8.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Intermediate Government Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I

Management Fees	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.17%	0.17%	0.17%	0.17%

Total Annual Fund Operating Expenses[3]	0.89%	1.64%	1.14%	0.64%
Fee Waivers and/or Expense Reimbursements	(0.04)%	(0.04)%	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.85%	1.60%	1.10%	0.60%

1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Expenses have been restated to reflect current contractual fees and estimated other expenses.
4	The fund’s investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through October 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R3, and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

9.	The table entitled “Example” in the section “Fund Summaries—Nuveen Intermediate Government Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$384	$163	$112	$61	$384	$163	$112	$61
3 Years	$570	$512	$357	$199	$570	$512	$357	$199
5 Years	$773	$886	$622	$351	$773	$886	$622	$351
10 Years	$1,358	$1,939	$1,381	$793	$1,358	$1,939	$1,381	$793

Nuveen Intermediate Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

10.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Intermediate Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses[3]	0.78%	1.53%	0.53%

1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Expenses have been restated to reflect current contractual fees and estimated other expenses.
11.	The table entitled “Example” in the section “Fund Summaries—Nuveen Intermediate Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:
Example
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$377	$156	$54	$377	$156	$54
3 Years	$542	$483	$170	$542	$483	$170
5 Years	$720	$834	$296	$720	$834	$296
10 Years	$1,237	$1,824	$665	$1,237	$1,824	$665
12.	Currently, Nuveen Intermediate Term Bond Fund uses the Barclays Capital Intermediate Gov’t/Credit Bond Index as a benchmark. Starting on May 15, 2012, the fund’s performance will be compared to the Barclays Capital U.S. Aggregate Bond Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Performance” will be deleted in its entirety and replaced with the following table:

		Average Annual Total Returns
		for the Periods Ended
		December 31, 2010[1]
	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	1/9/95	3.25%	4.78%	4.72%
Class I (return before taxes)	1/5/93	6.61%	5.58%	5.21%
Class I (return after taxes on distributions)		5.29%	3.94%	3.53%
Class I (return after taxes on distributions and sale of fund shares)		4.28%	3.79%	3.46%
Barclays Capital Intermediate Gov’t/Credit Bond Index
(reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%
Lipper Short-Intermediate Investment Grade Debt Classification Average
(reflects no deduction for taxes or certain expenses)		5.49%	4.55%	4.45%

1	Performance presented prior to 9/24/01 represents that of the Firstar Intermediate Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

Nuveen Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

15.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Short Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3[4]	Class I
Management Fees	0.39%	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.73%	1.48%	0.98%	0.48%
1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	Class R3 shares were established July 12, 2011. Accordingly, expenses are based upon the actual expenses incurred by the other classes.

16.	The table entitled “Example” in the section “Fund Summaries—Nuveen Short Term Bond Fund—Fees and Expenses of the Fund” will be deleted in itsentirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$298	$151	$100	$49	$298	$151	$100	$49
3 Years	$453	$468	$312	$154	$453	$468	$312	$154
5 Years	$622	$808	$542	$269	$622	$808	$542	$269
10 Years	$1,111	$1,768	$1,201	$604	$1,111	$1,768	$1,201	$604

Nuveen Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

17.	Nuveen Total Return Bond Fund’s name will change from “Nuveen Total Return Bond Fund” to “Nuveen Strategic Income Fund.”

18.	The two sentences in the section “Fund Summaries—Nuveen Total Return Bond Fund—Investment Objective” will be deleted in their entirety and replaced with thefollowing sentence:

The investment objective of the fund is to provide investors with total return.

19.	The table entitled “Example” in the section “Fund Summaries—Nuveen Total Return Bond Fund—Fees and Expenses of the Fund” will be deleted in itsentirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$509	$664	$164	$113	$62	$509	$164	$164	$113	$62
3 Years	$693	$813	$513	$358	$201	$693	$513	$513	$358	$201
5 Years	$893	$988	$888	$623	$353	$893	$888	$888	$623	$353
10 Years	$1,471	$1,740	$1,940	$1,382	$794	$1,471	$1,740	$1,940	$1,382	$794

20.	The language before the bullet points in the first sentence of the first paragraph of the section “Fund Summaries—Nuveen Total Return Bond Fund—Principal Investment Strategies” will be deleted in its entirety and replaced with the following language:

Under normal market conditions, the fund invests at least 80% of its net assets in debt securities, including:

21.	The second paragraph of the section “Fund Summaries—Nuveen Total Return Bond Fund—Principal Investment Strategies” will be deleted in its entirety and replaced with the following two paragraphs:

The fund may invest up to 30% of its total assets in non-dollar denominated debt obligations of foreign corporations and governments, including debt obligations issued by governmental and corporate issuers that are located in emerging market countries. (The fund may invest without limitation in U.S. dollar denominated securities of foreign issuers.)

The fund may invest up to 50% of its total assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s sub-adviser (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the fund’s total assets.

22.	The fourth paragraph of the section “Fund Summaries—Nuveen Total Return Bond Fund—Principal Investment Strategies” will be deleted in its entirety.